Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue, expenses and related disclosures. On an ongoing basis, the Company evaluates its estimates, including, among others, those related to finance receivables, income taxes, stock-based compensation, contingencies, warranties and GAP (as defined below) income-related reserves, fair value measurements and useful lives of property and equipment and intangible assets. The Company bases its estimates on historical experience, market conditions, and on various other assumptions that are believed to be reasonable. Actual results may differ from these estimates.

Comprehensive Loss

Comprehensive Loss

The Company did not have any other comprehensive income or loss for the years ended December 31, 2024, and 2023. Accordingly, net loss and comprehensive loss are the same for the periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash deposits at financial institutions and highly liquid investments with original maturities of three months or less. Outstanding checks that are in excess of the cash balances at certain financial institutions are included in “Accounts payable” in the consolidated balance sheets and changes in these amounts are reflected in operating cash flows in the consolidated statements of cash flows.

Restricted Cash

Restricted Cash

Restricted cash primarily includes UACC restricted cash. UACC collects and services finance receivables under the securitization transactions and warehouse credit facilities. These collections are restricted for use until properly remitted each month under the terms of the servicing agreement. UACC also maintains a reserve account for each securitization and warehouse credit facility to provide additional collateral for the borrowings. Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs and Note 11 — Long Term Debt for further detail.

Finance Receivables

Finance Receivables

Finance receivables consist of retail installment sale contracts purchased or acquired by UACC from its existing network of third-party dealership customers at a discount as well as retail installment sale contracts UACC offered to Vroom’s customers through its ecommerce platform prior to the Ecommerce Wind-Down.

The Company’s finance receivables are generally secured by the vehicles being financed.

Finance receivables over 90 days delinquent are considered nonaccrual finance receivables. Interest income is subsequently recognized only to the extent cash payments are received until the consumer is able to make periodic interest and principal payments in accordance with the finance receivable terms.

Finance Receivables Held for Sale, Net

Finance Receivables Held for Sale, Net

Finance receivables that the Company intends to sell and not hold to maturity are classified as held for sale. The Company intends to sell finance receivables through securitization transactions. Finance receivables classified as held for sale, for which the fair value option has not been elected, are recorded at the lower of cost or fair value. Deferred acquisition costs and any discounts are deferred until the finance receivables are sold and are then recognized as part of the total gain or loss on sale. Refer to Note 3 — Revenue Recognition.

The Company records a valuation allowance to report finance receivables at the lower of cost or fair value. To determine the valuation allowance, finance receivables are evaluated collectively as they represent a large group of smaller-balance homogeneous loans. To the extent that actual experience differs from estimates, significant adjustments to the Company’s valuation allowance may be needed. Fair value adjustments are recorded in “Realized and unrealized losses, net of recoveries” in the consolidated statements of operations. Principal balances and corresponding deferred acquisition costs and discounts of finance receivables are charged-off when the Company is unable to sell the finance receivable and the related vehicle has been repossessed and liquidated or the receivable has otherwise been deemed uncollectible. As of December 31, 2024 and 2023, the valuation allowance for finance receivables classified as held for sale was $31.1 million and $33.8 million, respectively. Refer to Note 16 — Financial Instruments and Fair Value Measurements.

Finance Receivables at Fair Value

Finance Receivables at Fair Value

Finance receivables for which the fair value option was elected under ASC 825 are classified as finance receivables at fair value. Finance receivables at fair value include both finance receivables held for sale at fair value as well as finance receivables held for investment at fair value. Finance receivables held for sale at fair value represent finance receivables that the Company intends to sell, as described above, but elected the fair value option. The aggregate principal balance and the fair value of the finance receivables held for sale at fair value was $365.0 million and $320.6 million, respectively, and the aggregate principal balance and the fair value of the finance receivables held for investment at fair value was $211.2 million and $183.2 million, respectively as of December 31, 2024. The Company did not have any finance receivables held for sale at fair value as of December 31, 2023.

The Company reassesses the estimate for fair value at each reporting period with any changes reflected as a fair value adjustment and recorded in “Realized and unrealized losses, net of recoveries” in the consolidated statements of operations. For all finance receivables at fair value, the Company recognizes the fees it charges to dealers upon acquisition as other income at the time of issuance of the finance receivable and recognizes the acquisition costs to underwrite the finance receivables as an expense in the period incurred. For finance receivables held for sale at fair value, any discounts are deferred until the finance receivables are sold. For finance receivables held for investment at fair value, any discounts are amortized over the contractual life of the underlying finance receivables.

Refer to Note 16 — Financial Instruments and Fair Value Measurements.

Consolidated CFEs

Consolidated CFEs

The 2022-2, 2023-1, and 2024-1 securitization transaction VIEs are consolidated collateralized financing entities (CFEs). Refer to Note 4 — Variable Interest Entities and Securitizations. During the years ended December 31, 2024 and 2023, the Company recognized the following revenue and expenses associated with these CFEs in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2024	2023
Interest income	$105,786	103,034
Interest expense	(30,263)	(22,178)
Realized and unrealized losses, net of recoveries	(64,754)	(71,062)
Noninterest income (loss), net	(2,103)	(4,532)

The assets and liabilities of the CFEs are presented as part of “Restricted cash”, “Finance receivables at fair value”, “Interest receivable”, “Other Assets”, “Long term debt”, and “Other liabilities”, respectively, on the consolidated balance sheets. Refer to Note 4 — Variable Interest Entities and Securitizations and Note 16 — Financial Instruments and Fair Value Measurements for further details.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation and amortization. Charges for repairs and maintenance that do not improve or extend the life of the respective assets are expensed as incurred. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are written off and any resulting gains or losses are recorded during the period.

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Equipment	1 to 10 years
Furniture and fixtures	2 to 5 years
Leasehold improvements	Lesser of useful life or lease term
Internal-use software	1 to 10 years

The Company capitalizes direct costs of materials and services utilized in developing or obtaining internal-use software. The Company also capitalizes payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the application development stage and ends when the software is available for general use. Costs incurred during the preliminary project and post-implementation stages are charged to expense as incurred.

Additionally, the Company capitalizes implementation costs incurred in a cloud computing arrangement that is a service contract. The capitalized implementation costs related to a cloud computing arrangement are amortized over the term of the arrangement. Capitalized implementation costs are included in “Other assets” in the consolidated balance sheet and are amortized over the terms of the arrangements, which range between 1 and 10 years.

Intangible Assets

Intangible Assets

The Company’s intangible assets are amortized on a straight-line basis over the following estimated weighted average useful lives:

Developed technology	7 years
Trademarks	9 years
Customer relationships	8 years

The Company periodically reassesses the useful lives of its definite-lived intangible assets when events or circumstances indicate that useful lives have significantly changed from the previous estimate.

Leases

Leases

The Company determines if an arrangement is a lease at inception by evaluating if the asset is explicitly or implicitly identified or distinct, if the Company will receive substantially all of the economic benefit or if the lessor has an economic benefit and the ability to substitute the asset. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company assesses whether the lease is an operating or finance lease at its inception. Operating lease liabilities are recognized at commencement date based on the present value of the lease payments over the lease term. As the rate implicit in the lease is generally not readily determinable for the Company’s operating leases, the discount rates used to determine the present value of the Company’s lease liabilities are based on the Company’s incremental borrowing rate at the lease commencement date and commensurate with the remaining lease term. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset is the initial lease liability adjusted for any prepayments, initial indirect costs incurred by the Company, and lease incentives. The Company’s operating leases are included in “Operating lease right-of-use assets,” and “Operating lease liabilities” on the consolidated balance sheets. The Company does not have any material leases, individually or in the aggregate, classified as a finance leasing arrangement. Additionally, leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheet and expenses for these leases are recognized on a straight-line basis over the lease term.

Long-lived asset impairment

Long-lived asset impairment

The Company regularly reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying amount of an asset group may not be recoverable. The Company compares the sum of estimated undiscounted future cash flows expected to result from the use of the asset group to the carrying value of the asset group. When the carrying value of the asset group exceeds its estimated undiscounted future cash flows, the Company recognizes an impairment charge for the amount by which the carrying value of the asset group exceeds the fair value of the asset group.

As a result of filing of the Prepackaged Chapter 11 Case on November 13, 2024, the Company determined a triggering event existed as of December 31, 2024, indicating the carrying amount of our asset groups may not be recoverable. Therefore, the Company performed an evaluation of its assets for impairment. For the UACC asset group, as the carrying value of the asset group did not exceed the estimated undiscounted future cash flows, the asset group was deemed recoverable and no impairment charges were recognized. For the CarStory asset group, the carrying value of the asset group exceeded the estimated undiscounted future cash flows, however, it did not exceed the estimated fair value, as such, no impairment charges were recognized.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as for operating loss and tax credit carry forwards. The Company measures deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which the Company expects to recover or settle those temporary differences. The Company recognizes the effect of a change in tax rates on deferred tax assets and liabilities in the results of operations in the period that includes the enactment date. The Company reduces the measurement of a deferred tax asset, if necessary, by a valuation allowance if it is more likely than not that the Company will not realize some or all of the deferred tax asset. The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based upon technical merits, it is more likely than not that the position will be sustained upon examination. Potential interest and penalties associated with unrecognized tax positions are recognized in income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for stock awards based on the fair value of those awards at the date of grant over the requisite service period. The Company accounts for forfeitures as they occur. For awards earned based on performance or upon occurrence of a contingent event, if the award is deemed probable of being earned, related compensation expense is recorded over the estimated service period. If an award is not considered probable of being earned, no amount of stock-based compensation is recognized. To the extent the estimate of awards considered probable of being earned changes, the amount of stock-based compensation recognized will also change.

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option pricing model to determine the fair value of its stock options. Estimating the fair value of stock options requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, the expected life of the options, stock price volatility, which is determined based on the historical volatilities of several publicly listed peer companies as the Company has only a short trading history for its common stock, the risk-free interest rate and expected dividends. The assumptions used in the Company’s Black-Scholes option-pricing model represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

The Company’s principal financial instruments subject to potential concentration of credit risk are cash and cash equivalents and finance receivables. The Company’s cash balances are maintained at various large, reputable financial institutions. Deposits held with financial institutions may at times exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. The Company’s cash equivalents primarily consist of money market funds that hold investments in highly liquid U.S. government securities. Concentration of credit risk with respect to finance receivables is generally mitigated by a large consumer base.

UACC’s customers, in this instance, are the third-party automotive dealers through which it purchases or acquires retail installment sale contracts for consumers. CarStory’s customers are dealers, automotive financial services companies and others in the automotive industry who purchase CarStory’s digital retailing services. For the years ended December 31, 2024 and 2023, no customer represented 10% or more of the Company’s revenues and no customer represented more than 10% of the Company’s accounts receivable as of December 31, 2024 and 2023.

Bankruptcy

Bankruptcy

The Company applied FASB Codification Topic 852, Reorganizations (“ASC 852”) in preparing the consolidated financial statements starting on the Prepackaged Chapter 11 Case petition date. ASC 852 requires the financial statements, for the periods subsequent to the petition date, up to and including the period of emergence from Chapter 11, to distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain charges incurred during the bankruptcy proceedings, such as legal and professional fees incurred directly as a result of the bankruptcy proceeding, the write-off of deferred financing costs and discount on debt subject to compromise and other related charges are recorded as Reorganization items, net in the consolidated statements of operations. In addition, prepetition obligations that were impacted by the Chapter 11 process have been classified on the consolidated balance sheets as of December 31, 2024 as liabilities subject to compromise. These liabilities are reported at the amounts which were allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. Refer to Note 6 — Prepackaged Chapter 11 Case.

During the bankruptcy proceedings, the Company was operating as debtor-in-possession in accordance with the applicable provisions of the Bankruptcy Code. In general, as a debtor-in-possession under the Bankruptcy Code, the Debtor was authorized to continue to operate as an ongoing business, but would not have been able to engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court.

The Company emerged from the Prepackaged Chapter 11 Case on January 14, 2025.

Liquidity

Liquidity

On January 14, 2025, the Company emerged from the Prepackaged Chapter 11 Case, as discussed in Note 1 — Description of Business and Basis of Presentation. On the Effective Date, each holder of the Notes received a pro rata share of 92.94% of the New Common Stock (subject to dilution) and all of the Company’s outstanding obligations under the Notes and the Indenture were deemed fully satisfied and discharged. Vroom, Inc. no longer has long-term debt, but UACC has securitization debt and their trust preferred securities.

As of December 31, 2024, the Company had cash and cash equivalents of $29.3 million and restricted cash of $49.0 million. Restricted cash primarily includes restricted cash required under UACC’s securitization transactions and Warehouse Credit Facilities of $48.1 million. The Company has historically had negative cash flows and generated losses from operations and the Company’s primary source of liquidity has been cash generated through financing activities.

In January 2024, the Company announced its Value Maximization Plan pursuant to which it discontinued its ecommerce operations and wound-down its used vehicle dealership business. Refer to Note 1 — Description of Business and Basis of Presentation — Value Maximization Plan. As a result of the liquidation of the Company’s vehicle inventory as part of the Ecommerce Wind-Down, the Company repaid all amounts outstanding under the 2022 Vehicle Floorplan Facility in the first quarter of 2024 and the agreement was terminated.

As of December 31, 2024, UACC has four warehouse credit facilities with an aggregate borrowing limit of $825.0 million and outstanding borrowings related to the Warehouse Credit Facilities were $359.9 million and excess borrowing capacity was $28.2 million. The terms of the facilities generally mature within two years and the Company typically renews the facilities in the ordinary course. On March 8, 2025, the Company renewed one of its Warehouse Credit Facilities, now expiring in June 2026. The remaining Warehouse Credit Facilities have terms expiring between July and September 2025. Refer to Note 10 — Warehouse Credit Facilities and Consolidated VIEs. The Company is having ongoing discussions with the remaining lenders to extend the terms beyond the current expiration dates and expects facilities to be amended and renewed at sufficient borrowing capacity. As of December 31, 2024, the Company was in compliance with all covenants related to the Warehouse Credit Facilities.

Failure to secure sufficient warehouse borrowing capacity beyond the expiration of the remaining facilities in 2025 or failure to satisfy the covenants therein and or any other requirements contained within the agreements would restrict access to the Warehouse Credit Facilities and would have a material adverse effect on the financial condition, results of operations and liquidity of the Company. Certain breaches of covenants may also result in acceleration of the repayment of borrowings prior to the scheduled maturity. Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs for further discussion.

On March 8, 2025, Vroom, Inc., UACC and its indirect subsidiary Darkwater Funding LLC, as co-borrowers, entered into a credit agreement with Mudrick Capital Management, L.P. (“Lender”), who as of January 14, 2025 was a related party as they are a 76.5% shareholder of the Company, for a $25.0 million delayed draw term loan facility (“Delayed Draw Facility”). The Delayed Draw Facility allows for multiple drawdowns by each co-borrower, subject to satisfaction of usual and customary conditions precedent. The Delayed Draw Facility bears interest at a rate of Term SOFR +850 bps, payable quarterly in arrears, with a full payment-in-kind option. Interest is also payable upon any payment of principal. The co-borrowers’ obligations under the Delayed Draw Facility will be collateralized by asset backed residual certificates in certain UACC securitization trusts. The Delayed Draw Facility matures on December 31, 2026; however, borrowings can be prepaid at any time, in whole or in part, without penalty or premium. Once amounts are repaid they may not be reborrowed. The Delayed Draw Facility includes certain usual and customary covenants with respect to the co-borrowers’ activities and the collateral.

The Company expects to use cash and cash equivalents to finance future capital requirements and UACC’s Warehouse Credit Facilities to fund finance receivables. Certain advance rates available to UACC on borrowings from the Warehouse Credit Facilities have decreased as a result of the increasing credit losses in UACC’s portfolio. Any future decreases on available advance rates may have an adverse impact on the Company’s liquidity.

Upon our emergence from bankruptcy on January 14, 2025, the Company continues to operate as a viable going concern. The accompanying audited consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that it will be able to realize assets and settle liabilities and commitments in the normal course of business for twelve months following the issuance date.

The Company’s future capital requirements will depend on many factors, including the ability to realize the intended benefits of the Value Maximization Plan, Prepackaged Chapter 11 Case, and Long-Term-Strategic Plan, available advance rates on and the amendment and renewal of the remaining Warehouse Credit Facilities, the ability to meet the requirements for continued listing on the Nasdaq Global Market, the ability to complete additional securitization transactions on terms favorable to the Company, and future credit losses. The Company anticipates that existing cash and cash equivalents, the credit agreement with Mudrick Capital Management, L.P., and UACC’s Warehouse Credit Facilities will be sufficient to support the Company’s ongoing operations and obligations, for at least the next twelve months from the date of issuance of the consolidated financial statements.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Under the two-class method, net loss is attributed to common stockholders and participating securities based on their participation rights. Under the two-class method, the net loss attributable to common stockholders is not allocated to the preferred stock as the holders of the Company’s preferred stock do not have a contractual obligation to share in the Company’s losses. Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Accounting Standards Adopted

Accounting Standards Adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities acquired in a business combination to be recognized in accordance with Topic 606 as if the acquirer had originated the contracts. The Company adopted the guidance on January 1, 2023, which did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires disclosure of incremental segment information on an annual and interim basis, primarily through enhanced disclosures of significant segment expenses. The Company adopted the guidance for fiscal year beginning January 1, 2024, on a retroactive basis, which did not have a material impact on the Company’s consolidated financial statements and related disclosures. Refer to Note 17 — Segment Information.

Accounting Standards Issued But Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. The guidance will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), which requires additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The guidance will be effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its condensed consolidated financial statements and related disclosures.